CONSOLIDATED STATEMENTS OF EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (USD $) In Thousands, except Share data	Total	Total Common Stockholders' Equity	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Total Comprehensive Income (loss)	Redeemable Noncontrolling Interests
Balance at Dec. 31, 2007	$ 1,434,701	$ 1,200,834	$ 723	$ 1,428,124	$ (203,505)	$ (24,508)	$ 233,867		$ 322,619
Balance (in shares) at Dec. 31, 2007			72,311,763
Comprehensive income:
Net income	194,432	166,049			166,049		28,383	194,432	583
Reclassification of deferred losses	285	285				285		285
Interest rate swap/cap agreements	(29,202)	(29,202)				(29,202)		(29,202)
Total comprehensive income (loss)	165,515	137,132			166,049	(28,917)	28,383	165,515	583
Amortization of share and unit-based plans	21,874	21,874	2	21,872
Amortization of share and unit-based plans (in shares)			193,744
Exercise of stock options	8,572	8,572	4	8,568
Exercise of stock options (in shares)			362,888
Employee stock purchases	712	712		712
Employee stock purchases (in shares)			27,829
Distributions paid ($2.10), ($2.60) and ($3.20) per share for the year ended 2010, 2009 and 2008, respectively	(237,378)	(237,378)			(237,378)
Distributions to noncontrolling interests	(48,595)						(48,595)		(583)
Preferred dividends	(4,124)	(4,124)		(4,124)
Contributions from noncontrolling interests	14,083						14,083
Other	1,622	1,622		1,622
Conversion of noncontrolling interests to common shares		30,400	9	30,391			(30,400)
Conversion of noncontrolling interests to common shares (in shares)			920,279
Conversion of preferred shares to common shares	83,495	83,495	31	83,464
Conversion of preferred shares to common shares (in shares)			3,067,131
Redemption of noncontrolling interests	(1,321)	(864)		(864)			(457)		(96,564)
Reversal of adjustments to redemption value of redeemable noncontrolling interests	202,728	202,728		202,728					(202,728)
Adjustment of noncontrolling interest in Operating Partnership		(51,237)		(51,237)			51,237
Balance at Dec. 31, 2008	1,641,884	1,393,766	769	1,721,256	(274,834)	(53,425)	248,118		23,327
Balance (in shares) at Dec. 31, 2008			76,883,634
Comprehensive income:
Net income	138,666	120,742			120,742		17,924	138,666	584
Interest rate swap/cap agreements	28,028	28,028				28,028		28,028
Total comprehensive income (loss)	166,694	148,770			120,742	28,028	17,924	166,694	584
Amortization of share and unit-based plans	17,963	17,963	2	17,961
Amortization of share and unit-based plans (in shares)			213,288
Exercise of stock options	104	104		104
Exercise of stock options (in shares)			5,325
Employee stock purchases	611	611		611
Employee stock purchases (in shares)			38,174
Distributions paid ($2.10), ($2.60) and ($3.20) per share for the year ended 2010, 2009 and 2008, respectively	(191,838)	(191,838)			(191,838)
Distributions to noncontrolling interests	(30,291)						(30,291)		(584)
Stock dividend	121,273	121,273	58	121,215
Stock dividend (in shares)			5,712,928
Issuance of stock warrants	14,503	14,503		14,503
Stock offering	383,450	383,450	138	383,312
Stock offering (in shares)			13,800,000
Contributions from noncontrolling interests	12,153						12,153
Other	(7,643)	(7,643)		(7,643)
Conversion of noncontrolling interests to common shares		455		455			(455)
Conversion of noncontrolling interests to common shares (in shares)			14,340
Redemption of noncontrolling interests	(397)	47		47			(444)		(2,736)
Adjustment of noncontrolling interest in Operating Partnership		(23,890)		(23,890)			23,890
Balance at Dec. 31, 2009	2,128,466	1,857,571	967	2,227,931	(345,930)	(25,397)	270,895		20,591
Balance (in shares) at Dec. 31, 2009			96,667,689
Comprehensive income:
Net income	28,001	25,190			25,190		2,811	28,001	419
Interest rate swap/cap agreements	22,160	22,160				22,160		22,160
Total comprehensive income (loss)	50,161	47,350			25,190	22,160	2,811	50,161	419
Amortization of share and unit-based plans	27,545	27,545	6	27,539
Amortization of share and unit-based plans (in shares)			628,009
Exercise of stock options	99	99		99
Exercise of stock options (in shares)			5,400
Exercise of stock warrants	(17,639)	(17,639)		(17,639)
Employee stock purchases	803	803		803
Employee stock purchases (in shares)			28,450
Distributions paid ($2.10), ($2.60) and ($3.20) per share for the year ended 2010, 2009 and 2008, respectively	(243,617)	(243,617)			(243,617)
Distributions to noncontrolling interests	(26,908)						(26,908)		(419)
Stock dividend	43,086	43,086	14	43,072
Stock dividend (in shares)			1,449,542
Stock offering	1,220,829	1,220,829	310	1,220,519
Stock offering (in shares)			31,000,000
Contributions from noncontrolling interests	5,159						5,159
Other	205	205		205
Conversion of noncontrolling interests to common shares		8,759	7	8,752			(8,759)
Conversion of noncontrolling interests to common shares (in shares)			672,942
Redemption of noncontrolling interests	(193)						(193)		(9,225)
Adjustment of noncontrolling interest in Operating Partnership		(54,712)		(54,712)			54,712
Balance at Dec. 31, 2010	$ 3,187,996	$ 2,890,279	$ 1,304	$ 3,456,569	$ (564,357)	$ (3,237)	$ 297,717		$ 11,366
Balance (in shares) at Dec. 31, 2010			130,452,032